Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss before income tax	€ (129,848)	€ (100,125)	€ (71,131)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(2,070)	(833)	(1,968)
Finance expense	22,103	1,460	275
Depreciation and amortization	10,671	7,164	3,781
Loss on disposal of fixed assets	5,921	241	52
Share-based payment expense (incl Def.Taxes)	14,240	19,564	(4,248)
Working capital changes
Decrease / (increase) in trade receivables and contract assets	15,332	(10,117)	(5,595)
Decrease / (increase) in inventory	(8,334)	(3,246)	878
Decrease / (increase) in prepaid expenses and other assets	(47,578)	630	(6,106)
Receipts from grants from government agencies and similar bodies	31,599	9,304	214
(Decrease) / increase in trade and other payables and contract liabilities	620,305	(9,584)	9,402
(Decrease) / increase in other current financial and other liabilities	(55)	(334)	336
Decrease / (increase) in deferred taxes	(1,096)
Income taxes paid	(93)	(345)	(26)
Interest received		81	15
Interest paid	(8,694)	(823)	11
Net cash flow provided by (used in) operating activities	522,403	(86,963)	(74,110)
Investing activities
Purchase of property, plant and equipment	(36,329)	(11,172)	(9,406)
Purchase of intangible assets	(11,023)	(1,052)	(5,317)
Proceeds from asset-related grants	3,239	2,325
Purchases of financial assets	(1,161)
Proceeds from sale of other financial assets		38,080	10,459
Net cash flow provided by (used in) investing activities	(45,274)	28,181	(4,264)
Financing activities
Payments on lease obligation	(2,995)	(1,910)	(112)
Equity investment	867,717
Proceeds from the EIB loan	25,000
Proceeds from the convertible loan	24,860	69,889
Repayments of convertible loan	(94,749)
Net cash flow provided by financing activities	819,833	67,979	(112)
Net increase (decrease) in cash and cash equivalents	1,296,962	9,197	(78,486)
Effect of currency translation gains on cash and cash equivalents	(5,053)	107	213
Cash and cash equivalents, beginning of period	30,684	21,380	99,653
Cash and cash equivalents, end of period	€ 1,322,593	€ 30,684	€ 21,380